SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQEUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

32. SUBSEQUENT EVENTS

In January and March 2016, the Company repurchased an aggregate principle of US$33.5 million and US$20 million of convertible bond due 2016 for a total consideration of RMB32.7 million and RMB19.9 million.

In January 2016, the Company repurchased an aggregate principle of US$13 million of convertible bond due 2019 for a total consideration of RMB11.0 million.

On January 26, 2016, the Company repurchased RMB680 million of bond payable.